Financing receivables, net (Allowance For Financing Receivables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Balance at the beginning of the year	$ (18,213)	$ (18,556)
Disposal of a subsidiary	18,213	0
Balance at the end of the year	0	(18,213)
Adoption of ASC326 | Adjustment
Addition for the year, net	$ 0	$ 343